Class A Ordinary Shares Subject to Possible Redemption (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Schedule of Class A Ordinary Shares Subject to Possible Redemption Reflected on the Balance Sheets	Class A ordinary shares subject to possible redemption reflected on the balance sheets
Gross Proceeds	$287,500,000
Less:
Proceeds allocated to Public Warrants	(10,350,000)
Class A ordinary shares issuance costs	(15,806,778)
Plus:
Accretion of carrying value to redemption value	26,156,778
Class A ordinary shares subject to possible redemption at December 31, 2021	287,500,000
Increase in Class A ordinary shares subject to possible redemption	3,925,100
Class A ordinary shares subject to possible redemption at December 31, 2022	$291,425,100

Schedule of Class A Ordinary Shares Subject to Possible Redemption Reflected on the Balance Sheets

The Class A ordinary shares subject to possible redemption reflected on the condensed consolidated balance sheets is reconciled on the following table:

Gross Proceeds	$287,500,000
Less:
Proceeds allocated to Public Warrants	(10,350,000)
Class A ordinary shares issuance costs	(15,806,778)
Plus:
Accretion of carrying value to redemption value	26,156,778
Class A ordinary shares subject to possible redemption at December 31, 2021	287,500,000
Increase in Class A ordinary shares subject to possible redemption	3,925,100
Class A ordinary shares subject to possible redemption at December 31, 2022	291,425,100
Less:
Redemption of Class A ordinary shares subject to possible redemption	(271,939,156)
Plus:
Increase in Class A ordinary shares subject to possible redemption	1,406,202
Class A ordinary shares subject to possible redemption at March 31, 2023	20,892,146
Plus:
Increase in Class A ordinary shares subject to possible redemption	179,734
Class A ordinary shares subject to possible redemption at June 30, 2023	21,071,880
Less:
Redemption of Class A ordinary shares subject to possible redemption	(1,471,204)
Decrease in Class A ordinary shares subject to possible redemption	(9,456,591)
Plus:
Waiver of Class A shares issuance costs	9,700,250
Class A ordinary shares subject to possible redemption at September 30, 2023	$19,844,335